Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Total	¥ 1,975,277	¥ 1,846,506
Less: Accumulated depreciation	(645,525)	(494,825)
Net book value	1,329,752	1,351,681		$ 193,751
Depreciation expenses	190,600	211,200	¥ 175,600
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	1,172,239	1,172,239
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	571,654	466,595
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	5,383	6,356
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	21,054	20,254
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	155,801	142,827
Software [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 49,146	¥ 38,235